OTHER OPERATING INCOME (EXPENSE) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of other operating income expense [Abstract]
Reversal of (impairment loss) on ships (Note 13)	$ 3,557	$ (5,148)	$ (2,904)
Reversal of (impairment loss) on right-of-use ships (Note 14)	1,046	0	(2,250)
Impairment loss on goodwill (Note 18)	(965)	0	(3,179)
Impairment loss on financial assets	(2)	(1)	0
Foreign exchange gain (loss)	95	4,868	(484)
Gain on disposal of office equipment, furniture and fittings and motor vehicles	14	0	0
Gain on disposal of right-of-use asset	104	0	0
Other operating expense	0	(12)	(886)
Total Other operating (expense) income	$ 3,849	$ (293)	$ (6,524)